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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01605


                      Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Balanced Fund
          Schedule of Investments  9/30/05
Shares                                                                 Value
          COMMON STOCK - 64.6 %
          Energy - 5.8 %
          Integrated Oil & Gas - 1.0 %
2,400     BP Amoco Plc (A.D.R.)                                    $    170,040
18,776    Exxon Mobil Corp.                                           1,193,027
                                                                   $  1,363,067
          Oil & Gas Drilling - 2.1 %
58,900    ENSCO International, Inc.                                $  2,744,151
          Oil & Gas Equipment & Services - 1.8 %
37,188    National-Oilwell Varco, Inc. *                           $  2,446,970
          Oil & Gas Exploration & Production - 0.9 %
16,400    Encana Corp.                                             $    956,284
3,100     Pioneer Natural Resources Co.                                 170,252
                                                                   $  1,126,536
          Total Energy                                             $  7,680,724

          Materials - 4.8 %
          Gold - 2.4 %
68,700    Newmont Mining Corp.                                     $  3,240,579
          Industrial Gases - 2.4 %
66,100    Praxair, Inc.                                            $  3,168,173
          Total Materials                                          $  6,408,752

          Capital Goods - 3.6 %
          Aerospace & Defense - 2.8 %
69,200    Northrop Grumman Corp.                                   $  3,761,020
          Industrial Conglomerates - 0.8 %
14,600    3M Co.                                                   $  1,071,056
          Total Capital Goods                                      $  4,832,076

          Commercial Services & Supplies - 0.4 %
          Diversified Commercial Services - 0.4 %
13,000    Cintas Corp.                                             $    533,650
          Total Commercial Services & Supplies                     $    533,650

          Transportation - 1.8 %
          Air Freight & Couriers - 1.8 %
34,700    United Parcel Service                                    $  2,398,811
          Total Transportation                                     $  2,398,811

          Consumer Durables & Apparel - 1.6 %
          Apparel, Accessories & Luxury Goods - 1.6 %
55,600    Liz Claiborne, Inc.                                      $  2,186,192
          Total Consumer Durables & Apparel                        $  2,186,192

          Media - 3.3 %
          Broadcasting & Cable Television - 1.2 %
54,600    Comcast Corp. *                                          $  1,571,388
          Movies & Entertainment - 2.1 %
87,594    Viacom, Inc. (Class B)                                   $  2,891,478
          Total Media                                              $  4,462,866

          Retailing - 1.1 %
          Apparel Retail - 1.1 %
61,900    Ross Stores, Inc.                                        $  1,467,030
          Total Retailing                                          $  1,467,030

          Food & Drug Retailing - 3.2 %
          Drug Retail - 2.8 %
128,400   CVS Corp.                                                $  3,724,884
          Food Distributors - 0.1 %
3,400     Sysco Corp.                                              $    106,658
          Hypermarkets & Supercenters - 0.3 %
9,400     Wal-Mart Stores, Inc.                                    $    411,908
          Total Food & Drug Retailing                              $  4,243,450

          Food Beverage & Tobacco - 6.3 %
          Brewers - 0.6 %
17,900    Anheuser-Busch Companies, Inc.                           $    770,416
          Packaged Foods & Meats - 2.0 %
37,900    William Wrigley Jr. Co.                                  $  2,724,252
          Soft Drinks - 3.7 %
24,800    The Coca-Cola Co.                                        $  1,071,112
67,400    PepsiCo, Inc.                                               3,822,254
                                                                   $  4,893,366
          Total Food Beverage & Tobacco                            $  8,388,034

          Household & Personal Products - 0.7 %
          Personal Products - 0.7 %
27,200    Estee Lauder Co.                                         $    947,376
          Total Household & Personal Products                      $    947,376

          Health Care Equipment & Services - 3.0 %
          Health Care Distributors - 1.0 %
21,100    Cardinal Health, Inc.                                    $  1,338,584
          Health Care Equipment - 1.9 %
33,700    Biomet, Inc.                                             $  1,169,727
20,200    Guidant Corp.                                               1,391,578
                                                                   $  2,561,305
          Health Care Services - 0.1 %
5,100     IMS Health, Inc.                                         $    128,367
          Total Health Care Equipment & Services                   $  4,028,256

          Pharmaceuticals & Biotechnology - 7.6 %
          Biotechnology - 2.1 %
34,868    Amgen, Inc. *                                            $  2,777,934
          Pharmaceuticals - 5.5 %
11,100    Eli Lilly & Co.                                          $    594,072
76,700    IVAX Corp. *                                                2,021,812
84,421    Pfizer, Inc.                                                2,107,992
56,600    Wyeth                                                       2,618,882
                                                                   $  7,342,758
          Total Pharmaceuticals & Biotechnology                    $ 10,120,692

          Banks - 0.4 %
          Diversified Banks - 0.4 %
6,000     Bank of America Corp.                                    $    252,600
4,620     U.S. Bancorp                                                  129,730
4,000     Wachovia Corp.                                                190,360
                                                                   $    572,690
          Total Banks                                              $    572,690

          Diversified Financials - 3.1 %
          Asset Management & Custody Banks - 1.1 %
51,500    The Bank of New York Co., Inc.                           $  1,514,615
          Consumer Finance - 1.5 %
35,700    American Express Co.                                     $  2,050,608
          Investment Banking & Brokerage - 0.5 %
9,400     Merrill Lynch & Co., Inc.                                $    576,690
          Total Diversified Financials                             $  4,141,913

          Insurance - 4.3 %
          Multi-Line Insurance - 0.2 %
3,500     American International Group, Inc.                       $    216,860
          Property & Casualty Insurance - 4.1 %
1,475     Berkshire Hathaway, Inc. (Class B) *                     $  4,028,225
14,000    Progressive Corp. *                                         1,466,780
                                                                   $  5,495,005
          Total Insurance                                          $  5,711,865

          Software & Services - 8.2 %
          Data Processing & Outsourced Services - 2.8 %
92,700    First Data Corp.                                         $  3,708,000
          Systems Software - 5.4 %
168,200   Microsoft Corp.                                          $  4,327,786
129,400   Symantec Corp. *                                            2,932,204
                                                                   $  7,259,990
          Total Software & Services                                $ 10,967,990

          Technology Hardware & Equipment - 3.0 %
          Communications Equipment - 1.3 %
37,700    Avaya, Inc. *                                            $    388,310
31,000    Qualcomm, Inc.                                              1,387,250
                                                                   $  1,775,560
          Computer Hardware - 1.7 %
76,900    Hewlett-Packard Co.                                      $  2,245,480
          Electronic Manufacturing Services - 0.0 %
1,800     Molex, Inc.                                              $     46,278
          Total Technology Hardware & Equipment                    $  4,067,318

          Semiconductors - 0.6 %
          Semiconductors - 0.6 %
15,000    Intel Corp.                                              $    369,750
13,000    Texas Instruments, Inc.                                       440,700
                                                                   $    810,450
          Total Semiconductors                                     $    810,450

          Telecommunication Services - 1.8 %
          Wireless Telecommunication Services - 1.8 %
93,700    Vodafone Group Plc (A.D.R.)                              $  2,433,389
          Total Telecommunication Services                         $  2,433,389
          TOTAL COMMON STOCK                                       $ 86,403,524
          (Cost   $71,927,411)

          RIGHTS/WARRANTS - 0.0 %
          Technology Hardware & Equipment - 0.0 %
1,883     Lucent Technologies - Expires 12/10/07 *                 $      1,789
          TOTAL RIGHTS/WARRANTS                                    $      1,789
          (Cost   $2,194)

          ASSET BACKED SECURITIES - 0.9 %
          Transportation - 0.0 %
          Airlines - 0.0 %
12,319    Continential Airlines, 6.648%, 9/15/17                   $     11,907
          Total Transportation                                     $     11,907

          Diversified Financials - 0.5 %
          Diversified Financial Services - 0.5 %
236,027   PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A) $    237,334
277,425   Power Receivables Finance, 6.29%, 1/1/12 (144A)               283,901
125,000   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)             125,195
                                                                   $    646,430
          Specialized Finance - 0.0 %
70,000    MBNA Credit Card Master Note, Floating Rate Note, 12/15/0$     70,066
          Total Diversified Financials                             $    716,496

          Utilities - 0.4 %
          Electric Utilities - 0.4 %
294,063   FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)      $    309,481
174,200   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)               175,071
                                                                   $    484,552
          Total Utilities                                          $    484,552
          TOTAL ASSET BACKED SECURITIES                            $  1,212,955
          (Cost   $1,197,691)

          COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4 %
          Diversified Financials - 0.2 %
          Diversified Financial Services - 0.2 %
300,000   Tower 2004-1A E, 5.395%, 1/15/34                         $    292,223
          Total Diversified Financials                             $    292,223

          Government - 0.1 %
177,891   Freddie Mac, 5.0%, 1/15/16                               $    178,338
          Total Government                                         $    178,338
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                $    470,561
          (Cost   $483,390)

          CORPORATE BONDS - 10.0 %
          Energy - 0.7 %
          Integrated Oil & Gas - 0.1 %
120,000   Occidental Petroleum, 6.75%, 1/15/12                     $    133,157
25,000    Petro-Canada, 4.0%, 7/15/13                                    23,163
15,000    USX Corp., 6.85%, 3/1/08                                       15,727
                                                                   $    172,047
          Oil & Gas Exploration & Production - 0.5 %
300,000   Gazprom International SA, 7.201%, 2/1/20 (144A)          $    328,500
65,000    Pemex Project Funding Master, 9.125%, 10/13/10                 76,050
200,000   Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                   204,500
                                                                   $    609,050
          Oil & Gas Refining & Marketing - 0.1 %
65,000    Boardwalk Pipelines LLC, 5.5%, 2/1/17                    $     64,851
          Oil & Gas Storage & Transporation - 0.0 %
40,000    Kinder Morgan Energy Partners, 6.75%, 3/15/11            $     43,145
          Total Energy                                             $    889,093

          Materials - 1.2 %
          Aluminum - 0.1 %
150,000   Novelis, Inc., 7.25%, 2/15/15 (144A)                     $    141,750
          Commodity Chemicals - 0.2 %
300,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                      $    291,375
          Diversified Metals & Mining - 0.4 %
425,000   Inco, Ltd., 7.2%, 9/15/32                                $    492,694
          Fertilizers & Agricultural Chemicals - 0.0 %
30,000    Potash Corp. Saskatchewan, 4.875%, 3/1/13                $     29,681
          Metal & Glass Containers - 0.1 %
125,000   Tenneco Packaging, 8.125%, 6/15/17                       $    149,810
          Paper Products - 0.4 %
250,000   Abitibi-Consolidated, Inc., 6.95%, 4/1/08                $    251,875
300,000   MDP Acquistions, 9.625%, 10/1/12                              301,500
                                                                   $    553,375
          Total Materials                                          $  1,658,685

          Capital Goods - 0.3 %
          Aerospace & Defense - 0.1 %
25,000    Boeing Co., 5.125%, 2/15/13                              $     25,515
80,000    Honeywell International, 7.5%, 3/1/10                          89,017
                                                                   $    114,532
          Electrical Component & Equipment - 0.0 %
65,000    Thomas & Betts Corp., 7.25%, 6/1/13                      $     69,468
          Industrial Conglomerates - 0.2 %
145,000   General Electric Capital Corp., 6.125%, 2/22/11          $    153,784
90,000    General Electric Capital Corp., 6.75%, 3/15/32                105,861
                                                                   $    259,645
          Total Capital Goods                                      $    443,645

          Automobiles & Components - 0.7 %
          Auto Parts & Equipment - 0.3 %
300,000   Delphi Corp., 6.55%, 6/15/06 (b)                         $    222,750
145,000   Sun Sage BV, 8.25%, 3/26/09 (144A)                            154,606
                                                                   $    377,356
          Automobile Manufacturers - 0.4 %
80,000    Ford Motor Co., 7.25%, 10/1/08 (b)                       $     77,200
500,000   General Motors, 7.2%, 1/15/11 (b)                             445,000
                                                                   $    522,200
          Total Automobiles & Components                           $    899,556

          Media - 1.3 %
          Broadcasting & Cable Television - 0.9 %
80,000    Comcast Cable Corp., 5.3%, 1/15/14                       $     79,792
500,000   Comcast Cable Corp., 7.125%,  6/15/13                         556,393
300,000   Cox Communications, 7.125%, 10/1/12                           326,336
150,000   Cox Enterprises 4.375%, 5/1/08 (144A)                         147,334
                                                                   $  1,109,855
          Movies & Entertainment - 0.0 %
30,000    Time Warner, Inc. 6.75%, 4/15/11                         $     32,218
          Publishing - 0.4 %
512,000   News America, Inc., 7.3%, 4/30/28                        $    568,381
          Total Media                                              $  1,710,454

          Retailing - 0.3 %
          Department Stores - 0.0 %
15,000    Nordstrom, Inc., 5.625%, 1/15/09                         $     15,344
          Specialty Stores - 0.3 %
500,000   Toys "R" Us, 7.875%, 4/15/13                             $    446,250
          Total Retailing                                          $    461,594

          Food, Beverage & Tobacco - 0.4 %
          Brewers - 0.0 %
35,000    Miller Brewing Co., 5.5%, 8/15/13 (144A)                 $     35,841
          Packaged Foods & Meats - 0.0 %
35,000    Unilever Capital Corp., 7.125%, 11/1/10                  $     38,716
          Soft Drinks - 0.0 %
35,000    Bottling Group LLC, 5.0%, 11/15/13                       $     35,534
          Tobacco - 0.3 %
400,000   Altria Group Inc., 7.0%, 11/4/13                         $    437,825
          Total Food, Beverage & Tobacco                           $    547,916

          Health Care Equipment & Services - 0.6 %
          Health Care Facilities - 0.4 %
500,000   HCA, Inc., 6.3%, 10/1/12                                 $    496,991
          Health Care Supplies - 0.2 %
250,000   Bausch & Lomb, 7.125%, 8/1/28                            $    269,359
          Total Health Care Equipment & Services                   $    766,350

          Banks - 0.4 %
          Diversified Banks - 0.4 %
80,000    International Bank for Reconstruction & Development, 4.37$     80,035
150,000   KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                        146,478
225,000   National Westminster, 7.375%, 10/1/09                         247,171
30,000    U.S. Bancorp, 3.125%, 3/15/08                                  28,999
                                                                   $    502,683
          Regional Banks - 0.0 %
40,000    Keycorp, 2.75%, 2/27/07                                  $     38,887
          Total Banks                                              $    541,570

          Diversified Financials - 0.8 %
          Consumer Finance - 0.2 %
265,000   SLM Corp., Floating Rate Note, 7/25/14                   $    258,751
          Investment Banking & Brokerage - 0.1 %
200,000   E*Trade Financial Corp., 8.0%, 6/15/11                   $    206,500
          Diversified Financial Services - 0.4 %
300,000   Brascan Corp., 5.75%, 3/1/10                             $    308,174
300,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)                    284,194
                                                                   $    592,368
          Total Diversified Financials                             $  1,057,619

          Insurance - 1.1 %
          Life & Health Insurance - 0.2 %
300,000   Provident Co., Inc., 7.0%, 7/15/18                       $    297,264
          Multi-Line Insurance - 0.1 %
150,000   Loew Corp., 5.25%, 3/15/16                               $    146,001
          Property & Casualty Insurance - 0.4 %
180,000   Kingsway America, Inc., 7.5%, 2/1/14                     $    186,381
350,000   Ohio Casualty Corp., 7.3%, 6/15/14                            377,238
                                                                   $    563,619
          Reinsurance - 0.3 %
300,000   Odyssey Re Holdings, 7.65%, 11/1/13                      $    315,049
100,000   Platinum Underwritters Financial, 7.5% 6/1/17 (144A)           99,754
                                                                   $    414,803
          Total Insurance                                          $  1,421,687

          Real Estate - 0.7 %
          Real Estate Investment Trusts - 0.7 %
300,000   Colonial Reality LP, 6.15%, 4/15/13                      $    308,437
316,000   Host Marriott LP, 6.375%, 3/15/15                             306,520
250,000   Trustreet Properties, Inc., 7.5%, 4/1/15                      255,625
100,000   Ventas Realty LP Capital Corp., 7.125%, 6/1/15 (144A)         103,500
                                                                   $    974,082
          Total Real Estate                                        $    974,082

          Software & Services - 0.2 %
          IT Consulting & Other Services - 0.2 %
300,000   UNISYS Corp., 6.875%, 3/15/10                            $    289,500
          Total Software & Services                                $    289,500

          Technology Hardware & Equipment - 0.4 %
          Computer Hardware - 0.3 %
500,000   NCR Corp., 7.125%, 6/15/09                               $    530,099
          Total Technology Hardware & Equipment                    $    530,099

          Semiconductors - 0.2 %
          Semiconductors - 0.1 %
250,000   Chartered Semiconductor, 6.375%, 8/3/15                  $    244,224
          Total Semiconductors                                     $    244,224

          Telecommunication Services - 0.6 %
          Integrated Telecommunication Services - 0.6 %
300,000   Intelsat, Ltd., 6.5%, 11/1/13                            $    231,000
250,000   Telecom Italia Capital, 4.875%, 10/1/10                       247,613
300,000   Telecom Italia Capital, 5.25%, 11/15/13                       297,870
                                                                   $    776,483
          Total Telecommunication Services                         $    776,483

          Utilities - 0.1 %
          Electric Utilities - 0.1 %
115,000   Entergy Gulf States, 5.7%, 6/1/15                        $    112,680
40,000    PSE&G Power, 6.95%, 6/1/12                                     43,639
                                                                   $    156,319
          Multi-Utilities - 0.0 %
15,000    Dominion Resources, 6.25%, 6/30/12                       $     15,903
          Total Utilities                                          $    172,222
          TOTAL CORPORATE BONDS                                    $ 13,384,779
          (Cost   $13,235,512)

          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.8 %
65,000    Federal Home Loan Bank, 3.875%, 6/14/13                  $     61,894
935,450   Federal Home Loan Bank, 5.0%, 11/1/34                         916,886
300,000   Federal Home Loan Mortgage Corp., 3.25%, 2/25/08              291,843
890,163   Federal Home Loan Mortgage Corp., 5.0%, 4/1/34                872,498
275,177   Federal Home Loan Mortgage Corp., 5.5%, 10/1/16               279,377
325,367   Federal Home Loan Mortgage Corp., 5.5%, 12/1/18               331,431
394,529   Federal Home Loan Mortgage Corp., 5.5%, 5/01/33               401,455
403,120   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34               403,356
919,105   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34               919,644
544,930   Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                545,202
110,000   Federal Home Loan Mortgage Corp., 6.0%, 4/15/32               113,083
252,677   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                257,130
333,514   Federal Home Loan Mortgage Corp., 6.0%, 4/1/33                339,392
182,480   Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                185,686
70,030    Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                 72,027
43,557    Federal Home Loan Mortgage Corp., 6.5%, 7/1/33                 44,974
202,673   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33               209,246
116,422   Federal National Mortgage Association, 4.816%, 12/1/12        116,256
178,673   Federal National Mortgage Association, 5.0%, 12/1/17          178,399
396,121   Federal National Mortgage Association, 5.0%, 5/1/18           395,613
131,189   Federal National Mortgage Association, 5.0%, 3/1/33           128,730
436,706   Federal National Mortgage Association, 5.0%, 6/1/34           428,109
100,000   Federal National Mortgage Association, 5.24%, 8/7/18          101,259
248,082   Federal National Mortgage Association, 5.5%, 8/1/14           252,710
488,548   Federal National Mortgage Association, 5.5%, 2/1/17           496,033
60,949    Federal National Mortgage Association, 5.5%, 9/1/17            61,867
95,269    Federal National Mortgage Association, 5.5%, 2/1/18            96,848
55,647    Federal National Mortgage Association, 5.5%, 7/1/23            56,007
375,937   Federal National Mortgage Association, 5.5%, 11/1/33          376,111
170,694   Federal National Mortgage Association, 5.5%, 3/1/34           170,706
326,731   Federal National Mortgage Association, 5.5%, 4/1/34           326,755
189,937   Federal National Mortgage Association, 5.5%, 12/1/34          189,950
44,716    Federal National Mortgage Association, 6.0%, 1/1/29            45,561
17,804    Federal National Mortgage Association, 6.0%, 9/1/29            18,136
50,948    Federal National Mortgage Association, 6.0%, 8/1/32            51,813
283,801   Federal National Mortgage Association, 6.0%, 1/1/33           288,619
343,294   Federal National Mortgage Association, 6.0%, 2/1/33           349,088
45,667    Federal National Mortgage Association, 6.0%, 3/1/33            46,437
282,412   Federal National Mortgage Association, 6.0%, 12/1/33          287,178
1,260,000 Federal National Mortgage Association, 6.125%, 3/15/12      1,367,889
14,213    Federal National Mortgage Association, 6.5%, 1/1/15            14,712
148,589   Federal National Mortgage Association, 6.5%, 12/1/21          154,065
152,035   Federal National Mortgage Association, 6.5%, 4/1/29           158,444
48,355    Federal National Mortgage Association, 6.5%, 7/1/29            49,941
369,824   Federal National Mortgage Association, 6.5%, 5/1/32           381,054
312,736   Federal National Mortgage Association, 6.5%, 7/1/32           322,232
135,236   Federal National Mortgage Association, 6.5%, 9/1/32           140,034
40,510    Federal National Mortgage Association, 6.5%, 10/1/32           41,740
18,092    Federal National Mortgage Association, 7.0%, 3/1/12            18,908
40,000    Federal National Mortgage Association, 7.125%, 6/15/10         44,316
7,998     Federal National Mortgage Association, 8.0%, 4/1/20             8,555
15,255    Federal National Mortgage Association, 8.0%, 2/1/29            16,345
1,863     Federal National Mortgage Association, 8.0%, 2/1/30             1,992
2,981     Federal National Mortgage Association, 8.0%, 4/1/30             3,187
2,794     Federal National Mortgage Association, 8.0%, 7/1/30             2,987
6,781     Federal National Mortgage Association, 8.0%, 10/1/30            7,250
5,736     Federal National Mortgage Association, 8.0%, 1/1/31             6,133
33,945    Federal National Mortgage Association, 8.0%, 3/1/31            36,294
3,221     Federal National Mortgage Association, 8.0%, 5/1/31             3,443
71,727    Federal National Mortgage Association, 9.0%, 4/1/33            75,904
412,125   Government National Mortgage Association II, 5.5%, 2/20/34    415,385
548,622   Government National Mortgage Association, 5.5%, 8/15/33       554,183
115,592   Government National Mortgage Association, 4.5%, 1/15/35       111,274
198,752   Government National Mortgage Association, 4.5%, 4/15/35       191,329
323,596   Government National Mortgage Association, 5.0%, 4/15/34       320,429
456,944   Government National Mortgage Association, 5.0%, 10/15/34      452,786
600,124   Government National Mortgage Association, 5.5%, 8/15/17       613,939
404,650   Government National Mortgage Association, 5.5%, 8/15/19       413,823
554,499   Government National Mortgage Association, 5.5%, 8/15/33       560,120
109,869   Government National Mortgage Association, 5.5%, 9/15/33       111,189
232,413   Government National Mortgage Association, 5.5%, 10/15/33      234,769
312,758   Government National Mortgage Association, 5.5%, 12/15/34      315,817
22,718    Government National Mortgage Association, 6.0%, 8/15/13        23,519
5,711     Government National Mortgage Association, 6.0%, 4/15/14         5,914
1,149,218 Government National Mortgage Association, 6.0%, 9/15/33     1,177,350
255,518   Government National Mortgage Association, 6.0%, 10/15/33      261,773
466,185   Government National Mortgage Association, 6.0%, 10/20/33      477,743
500,000   Government National Mortgage Association, 6.0%, 12/15/33      512,240
838,265   Government National Mortgage Association, 6.0%, 8/15/34       858,818
302,677   Government National Mortgage Association, 6.0%, 9/15/34       310,099
229,058   Government National Mortgage Association, 6.5%, 10/15/28      238,862
152,802   Government National Mortgage Association, 6.5%, 5/15/33       158,994
3,814     Government National Mortgage Association, 7.0%, 8/15/28         4,015
13,239    Government National Mortgage Association, 7.0%, 4/15/28        13,938
7,312     Government National Mortgage Association, 7.5%, 1/15/30         7,765
4,496     Government National Mortgage Association, 7.75%, 11/15/29       4,786
37,247    Government National Mortgage Association, 8.0%, 2/15/30        39,888
200,000   U.S. Treasury Bonds, 4.0%, 2/15/14                            195,469
220,000   U.S. Treasury Bonds, 5.25%, 11/15/28                          239,645
200,000   U.S. Treasury Bonds, 6.25%, 8/15/23                           239,148
100,000   U.S. Treasury Bonds, 7.125%, 2/15/23                          129,750
400,000   U.S. Treasury Inflation Protected Security, 3.375%, 1/15/1    485,210
700,000   U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11     861,552
1,985,000 U.S. Treasury Notes, 4.0%, 11/15/12                         1,952,666
800,000   U.S. Treasury Notes, 4.125%, 5/15/15                          786,218
300,000   U.S. Treasury Notes, 4.25%, 11/15/14                          297,856
400,000   U.S. Treasury Notes, 4.25%, 8/15/15                           397,500
700,000   U.S. Treasury Notes, 4.75%, 11/15/08                          711,239
500,000   U.S. Treasury Notes, 4.75%, 5/15/14                           515,118
75,000    U.S. Treasury Notes, 5.5%, 8/15/28                             84,270
360,000   U.S. Treasury Notes, 5.375%, 2/15/31                          403,312
1,100,000 U.S. Treasury Notes, 5.625%, 5/15/08                        1,138,800
200,000   U.S. Treasury Strip, 0%, 11/15/15                             127,500
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS             $ 30,518,734
          (Cost   $30,638,517)
          TOTAL INVESTMENTS IN SECURITIES - 98.7%                  $131,992,342
          (Cost   $117,484,715) (a)
          OTHER ASSETS AND LIABILITIES - 1.3%                      $  1,708,119

          TOTAL NET ASSETS - 100.0%                                $133,700,461

         (A.D.R.) American Depositary Receipt

         * Non-income producing security

         (144A) Security is exempt from registration under Rule 144A of the Securities securities may be resold normally to qualified institutional buyers in a transac registration. At September 30, 2005, the value of these securities amounted to of net assets.

         (a) At September 30, 2005, the net unrealized gain on investments based on cost tax purposes of  $117,469,920 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                $ 18,021,334

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (3,498,912)

          Net unrealized gain                                      $14,522,422

         (b)  At September 30, 2005 the following securities were out on loan:

Shares                            Security                        Market Value
285,000   Delphi Corp., 6.55%, 6/15/06                           $   211,613
76,000    Ford Motor Co., 7.25%, 10/1/08                              73,340
474,500   General Motors, 7.2%, 1/15/11                              422,305
          Total                                                    $ 707,258

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.